TANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023		Dec. 31, 2024		Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss	$ 98	$ 230
Tangible assets	8,515	4,419	[1],[2]	$ 8,512	[1],[2]
Recoverable amount of Asset or cash generating unit	$ 0
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets	3 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets	5 years
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 16,432	$ 11,847		$ 16,290		$ 11,083
Quebradona Project
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss	98
Quebradona Project | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 75

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.